Schedule of Fair Value Measurements (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at March 31, 2023		$ 9,105,335	$ 8,802,196		$ 8,802,196
Change in fair value		909,418	303,139		1,212,557
Balance at June 30, 2023		10,014,753	9,105,335		10,014,753
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at March 31, 2023		686,665	663,804		663,804
Change in fair value		68,582	22,861
Balance at June 30, 2023		$ 755,247	$ 686,665		$ 755,247